Nature of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

The condensed consolidated financial statements of The Habit Restaurants, Inc. include the accounts of The Habit Restaurants, LLC and its wholly-owned subsidiary (collectively the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Habit Restaurants, Inc. was formed as a Delaware corporation on July 24, 2014, as a holding company for the purposes of facilitating an initial public offering (the “IPO”) of shares of common stock. The Company acquired, by merger, entities that were members of The Habit Restaurants, LLC. The Company accounted for the merger as a non-substantive transaction in a manner similar to a transaction between entities under common control pursuant to Accounting Standards Codification (“ASC”) ASC 805-50 Transactions between Entities under Common Control, and as such, recognized the assets and liabilities transferred at their carrying amounts on the date of transfer. The Company is a holding company with no direct operations that holds as its principal assets an equity interest in The Habit Restaurants, LLC and shares of subsidiaries, each of which in turn holds as its principal asset an equity interest in The Habit Restaurants, LLC, and relies on The Habit Restaurants, LLC to provide the Company with funds necessary to meet any financial obligations. As such, the Company has no independent means of generating revenue. Our condensed consolidated financial statements for periods prior to the IPO represent the historical operating results and financial position of The Habit Restaurants, LLC.

In November 2014, the Company completed its initial public offering of 5,750,000 shares of Class A common stock, for net proceeds of $92.3 million. In April 2015, the Company completed a follow-on offering of 5,750,000 shares of Class A common stock at a price of $30.96 per share. As part of the follow-on offering, 4,785,204 common units in The Habit Restaurants, LLC (“LLC Units”), with a corresponding number of shares of Class B common stock, were exchanged and cancelled for shares of Class A common stock that were then sold on the open market. All of the shares in the offering were offered by selling stockholders, the Company did not receive any proceeds from the offering. The selling stockholders received net proceeds of approximately $170.9 million, after deducting underwriting discounts and commissions. The Company bore the costs, other than underwriting and commissions, associated with the sale of shares by the selling stockholders. Upon completion of this follow-on offering:

•	the public shareholders collectively owned 11,500,000 shares of our Class A common stock and collectively had 44.2% of the voting power in The Habit Restaurants, Inc.;

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the existing owners of The Habit Restaurants, LLC (the “Continuing LLC Owners”) collectively held 12,243,000 LLC Units in The Habit Restaurants, LLC, representing 47.1% of the economic interest in The Habit Restaurants, LLC;

•	one or more historic investors collectively held 8.7% voting power in The Habit Restaurants, Inc.; and

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affiliates of KarpReilly, LLC (“KarpReilly”), beneficially owned approximately 16.4% of our outstanding Class A common stock and 62.8% of our outstanding Class B common stock, which aggregated to 38.2% of our voting power. Upon the completion of the follow-on offering, because affiliates of KarpReilly collectively owned less than 50% of the total voting power of our common stock, the company was no longer a “controlled company” within the meaning of the Nasdaq listing standards.

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The Habit Restaurants, Inc. directly or indirectly held 13,759,754 LLC Units, representing 52.9% of the economic interest in The Habit Restaurants, LLC, and exercises exclusive control over The Habit Restaurants, LLC, as its sole managing member.

In connection with the reorganization and the Company’s initial public offering (“IPO”), the Habit Restaurants, LLC limited liability company agreement (the “LLC Agreement”) was amended and restated to, among other things, create a single new class of non-voting LLC Units. The existing owners of The Habit Restaurants, LLC continue to hold LLC Units, and such existing owners (other than The Habit Restaurants, Inc. and its wholly-owned subsidiaries) were issued a number of shares of our Class B common stock equal to the number of LLC Units held by them. These LLC Units and corresponding Class B common stock continue to be subject to any vesting, forfeiture, repurchase or similar provisions pursuant to the Pre-IPO agreement. Each share of Class B common stock provides its holder with no economic rights but entitles the holder to one vote on matters presented to The Habit Restaurants, Inc.’s stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law. The Class B common stock is not publicly traded and does not entitle its holders to receive dividends or distributions upon a liquidation, dissolution or winding up of The Habit Restaurants, Inc.

As the sole managing member of The Habit Restaurants, LLC, the Company has the right to determine when distributions will be made to the unit holders of The Habit Restaurants, LLC, and the amount of any such distributions (in each case subject to the requirements with respect to the tax distributions described below). If The Habit Restaurants, Inc. authorizes a distribution, such distribution will be made to the unit holders of The Habit Restaurants, LLC, including The Habit Restaurants, Inc., pro rata in accordance with their respective ownership of the LLC Units (other than, for clarity, certain non-pro rata distributions to us to satisfy certain of our obligations). Notwithstanding the foregoing, The Habit Restaurants, LLC will bear the cost of or reimburse The Habit Restaurants, Inc. for certain expenses incurred by The Habit Restaurants, Inc. The Company also entered into a tax receivable agreement (“TRA”).

The Habit Restaurants, LLC is treated by its members as a partnership for federal and applicable state income tax purposes and, as such, generally is not expected to be subject to income tax (except that it may be required to withhold and remit tax as a withholding agent). Instead, taxable income is allocated to holders of LLC Units, including the Company. Accordingly, the Company incurs income taxes on its allocable share of any net taxable income of The Habit Restaurants, LLC and also incurs expenses related to its operations. Pursuant to the LLC Agreement, The Habit Restaurants, LLC is required to make tax distributions to the holders of LLC Units, except that The Habit Restaurants, LLC’s ability to make such distributions may be subject to various limitations and restrictions, including the operating results of its subsidiaries, its cash requirements and financial condition, the applicable provisions of Delaware law that may limit the amount of funds available for distribution to its members, compliance by The Habit Restaurants, LLC and its subsidiaries with restrictions, covenants and financial ratios related to existing or future indebtedness, and other agreements entered into by The Habit Restaurants, LLC or its subsidiaries with third parties. In addition to tax expenses, The Habit Restaurants, Inc. will incur expenses related to its operations, plus payments under the TRA, which the Company expects will be significant. The Company intends to cause The Habit Restaurants, LLC to make distributions or, in the case of certain expenses, payments in an amount sufficient to allow The Habit Restaurants, Inc. to pay its taxes and operating expenses, including distributions to fund any ordinary course payments due under the TRA. Under the terms of the Company’s LLC Agreement, no member shall be obligated personally for any debt, obligation, or liability of the Company.

The Company is headquartered in Irvine, California, and, as of September 29, 2015, managed and operated 124 fast casual restaurants as “The Habit Burger Grill” in California, Arizona, Utah, New Jersey and Florida. The restaurant’s menu includes charbroiled hamburgers, specialty sandwiches, fresh salads, and shakes and malts.

Additionally, with the formation of its wholly-owned subsidiary in February 2013, HBG Franchise, LLC (“Franchise”), the Company began franchising its restaurant concept. Franchise was organized as a Delaware limited liability company and its future operations are dependent upon the success of the Company’s restaurant concept. The Company has entered into three licensing and three franchise agreements through September 29, 2015. The Company has three licensed locations and one franchise location as of September 29, 2015.

The accompanying condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles in the United States (“GAAP”) for complete financial statements. It is the Company’s opinion that all adjustments considered necessary for the fair presentation of its results of operations, financial position, and cash flows for the periods presented have been included and are of a normal, recurring nature. The results of operations for interim periods are not necessarily indicative of the results to be expected for a full year. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 30, 2014, included in our annual report on Form 10-K. The Company uses a 52 or 53-week fiscal year ending on the last Tuesday of the calendar year. In a 52-week fiscal year, each quarter includes 13 weeks of operations. In a 53-week fiscal year, the first, second and third quarters each include 13 weeks of operations and the fourth quarter includes 14 weeks of operations. Fiscal year 2014, which ended on December 30, 2014, was a 52-week fiscal year. Fiscal year 2015 is a 52-week fiscal year.

Note 1—Nature of Operations and Basis of Presentation

The consolidated financial statements of The Habit Restaurants, Inc. include the accounts of The Habit Restaurants, LLC and its wholly-owned subsidiary (collectively the “Company”). The Habit Restaurants, Inc. was formed as a Delaware corporation on July 24, 2014, as a holding company for the purposes of facilitating an initial public offering (the “IPO”) of shares of common stock. The Company acquired, by merger, entities that were members of The Habit Restaurants, LLC. The Company accounted for the merger as a non-substantive transaction in a manner similar to a transaction between entities under common control pursuant to Accounting Standards Codification (“ASC”) ASC 805-50 Transactions between Entities under Common Control, and as such, recognized the assets and liabilities transferred as their carrying amounts at the date of transfer. Our consolidated financial statements for periods prior to the IPO represent the historical operating results and financial position of The Habit Restaurants, LLC. In November 2014, the Company completed its IPO of shares of our Class A common stock. In connection with the IPO, The Habit Restaurants, LLC completed a series of recapitalization transactions in order to reorganize the capital structure in preparation for the IPO. Immediately following the completion of the IPO, The Habit Restaurants, Inc. became the sole managing member of The Habit Restaurants, LLC.

In November 2014, the Company initiated its first public offering. In conjunction with the offering, the following transactions occurred:

•	the investors in the IPO collectively owned 5,750,000 shares of our Class A Common Stock;

•	the existing owners of The Habit Restaurants, LLC (the “Continuing LLC Owners”) collectively held 17,028,204 LLC Units, representing 65.4% of the economic interest in The Habit Restaurants, LLC;

•	the investors in the initial public offering collectively had 22.1% of the voting power in The Habit Restaurants, Inc.;

•	the Continuing LLC Owners, through their holdings of our Class B common stock, collectively had 65.5% of the voting power in The Habit Restaurants, Inc.;

•	one or more historic investors collectively had 12.4% of the voting power in The Habit Restaurants, Inc.; and

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The Habit Restaurants, Inc. directly or indirectly held 8,974,550 LLC Units, representing 34.6% of the economic interest in The Habit Restaurants, LLC, and exercises exclusive control over The Habit Restaurants, LLC, as its sole managing member.

As a result of the recapitalization, the assets and liabilities of The Habit Restaurants, LLC and its subsidiaries are included in the financial statements of The Habit Restaurants, Inc. at their carrying amounts as of the date of reorganization. The interests held by KarpReilly HB Co-Invest, LLC, 522 Fifth Avenue Fund, L.P., PEG U.S. Direct Corporate Finance Institutional Investors III LLC and the Company’s current and former members of management and board as well as some other investors in The Habit Restaurants, LLC are reported as non-controlling interests in the financial statements of Habit Restaurants, Inc.

In connection with the IPO, the limited liability company agreement of The Habit Restaurants, LLC was amended and restated to, among other things, create a single new class of non-voting LLC Units. The existing owners of The Habit Restaurants, LLC continue to hold LLC Units, and such existing owners (other than The Habit Restaurants, Inc. and its wholly-owned subsidiaries) were issued a number of shares of our Class B common stock equal to the number of LLC Units held by them in connection with the completion of the IPO. Each share of Class B common stock provides its holder with no economic rights but entitles the holder to one vote on matters presented to The Habit Restaurants, Inc.’s stockholders. Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law. The Class B common stock is not publicly traded and does not entitle its holders to receive dividends or distributions upon a liquidation, dissolution or winding up of The Habit Restaurants, Inc.

As the sole managing member of The Habit Restaurants, LLC, the Company has the right to determine when distributions will be made to the unit holders of The Habit Restaurants, LLC, and the amount of any such distributions (in each case subject to the requirements with respect to the tax distributions described below). If The Habit Restaurants, Inc. authorizes a distribution, such distribution will be made to the unit holders of The Habit Restaurants, LLC, including The Habit Restaurants, Inc., pro rata in accordance with their respective ownership of the LLC Units (other than, for clarity, certain non-pro rata payments to us to satisfy certain of our obligations). Notwithstanding the foregoing, The Habit Restaurants, LLC will bear the cost of or reimburse The Habit Restaurants, Inc. for certain expenses incurred by The Habit Restaurants, Inc. The Company also entered into a tax receivable agreement (“TRA”). These transactions above are referred to as the “Recapitalization”.

In connection with the Recapitalization and immediately prior to the completion of the IPO, The Habit Restaurants, LLC incurred $30 million of indebtedness under a bridge loan facility provided by California Bank & Trust (the “Bridge Loan”). The Bridge Loan matures two business days from the date that it is funded. The Company made interest payments equal to 30 day LIBOR plus 2.25%. The Habit Restaurants, LLC immediately distributed such funds to its members. The portions received by the Company’s subsidiaries were immediately distributed to the existing owners of The Habit Restaurants, Inc. prior to the completion of the IPO, subject to retention of any reserves for expenses and taxes. Immediately after the IPO, the Company directly or indirectly through its wholly-owned subsidiaries, contributed all of the net proceeds of the IPO to The Habit Restaurants, LLC in exchange for LLC Units from The Habit Restaurants, LLC at a purchase price per unit equal to the IPO price per share of Class A common stock the IPO net of underwriting discounts. In addition, The Habit Restaurants, LLC used a portion of the net proceeds to repay and extinguish the Bridge Loan.

Immediately after the IPO, the Company became a holding company with no direct operations that will hold as its principal assets an equity interest in The Habit Restaurants, LLC and relies on The Habit Restaurants, LLC to provide the Company with funds necessary to meet any financial obligations. As such, the Company has no independent means of generating revenue. The Habit Restaurants, LLC is treated by its members as a partnership for federal and applicable state income tax purposes and, as such, generally is not expected to be subject to income tax (except that it may be required to withhold and remit tax as a withholding agent). Instead, taxable income is allocated to holders of LLC Units, including the Company. Accordingly, the Company incurs income taxes on its allocable share of any net taxable income of The Habit Restaurants, LLC and also incurs expenses related to its operations. Pursuant to the LLC Agreement, The Habit Restaurants, LLC is required to make tax distributions to the holders of LLC Units, except that The Habit Restaurants, LLC’s ability to make such distributions may be subject to various limitations and restrictions, including the operating results of its subsidiaries, its cash requirements and financial condition, the applicable provisions of Delaware law that may limit the amount of funds available for distribution to its members, compliance by The Habit Restaurants, LLC and its subsidiaries with restrictions, covenants and financial ratios related to existing or future indebtedness, and other agreements entered into by The Habit Restaurants, LLC or its subsidiaries with third parties. In addition to tax expenses, The Habit Restaurants, Inc. will incur expenses related to its operations, plus payments under the TRA, which the Company expects will be significant. The Company intends to cause The Habit Restaurants, LLC to make distributions or, in the case of certain expenses, payments in an amount sufficient to allow The Habit Restaurants, Inc. to pay its taxes and operating expenses, including distributions to fund any ordinary course payments due under the TRA.

The Company is headquartered in Irvine, California, and managed and operated 109 fast casual restaurants as “The Habit Burger Grill” in California, Arizona, Utah and New Jersey and has a total workforce of approximately 3,095 employees as of December 30, 2014. The restaurant’s menu includes charbroiled hamburgers, specialty sandwiches, fresh salads, and shakes and malts. Under the terms of the Company’s LLC Agreement, no member shall be obligated personally for any debt, obligation, or liability of the Company.

Additionally, with the formation of its wholly-owned subsidiary in February 2013, HBG Franchise, LLC (“Franchise”), The Habit Restaurants, LLC began franchising its restaurant concept. Franchise was organized as a Delaware Limited Liability Company and its future operations are dependent upon the success of the Company’s restaurant concept. The Company has entered into two licensing and three franchise agreements through the period ended December 30, 2014. The Company opened its first licensed location in fiscal year 2014 and expects to open its first franchised restaurants in 2015.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company uses a 52 or 53 week fiscal year ending on the last Tuesday of the calendar year. In a 52-week fiscal year, each quarter includes 13 weeks of operations. In a 53-week fiscal year, the first, second and third quarters each include 13 weeks of operations and the fourth quarter includes 14 weeks of operations. Fiscal year 2014, which ended on December 30, 2014, was a 52-week fiscal year. Fiscal year 2013, which ended on December 31, 2013, was a 53-week fiscal year.